Schedule of Right-of-use Asset (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Right-of-use asset	$ 1,022,716	$ 984,562
Less accumulated depreciation	(427,515)	(226,437)
Right-of-use asset, net	$ 595,201	$ 758,125